Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 6,517	$ 6,072	$ 5,832
SLF Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,607	2,607
SLF US, Employee benefits group | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,108	1,062
Asia | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	659	665
SLF Asset Management, MFS | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	483	486
SLC Management | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,476	1,065
Corporate, UK | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 184	$ 187